Provisions and Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Provisions and Contingencies
27.
Provisions and Contingencies

PLDT’s Local Business and Franchise Tax Assessments

As at December 31, 2022, PLDT has no contested LGU assessments for franchise taxes based on gross receipts received or collected for services within its respective territorial jurisdiction.

Smart’s Local Business and Franchise Tax Assessments

The Province of Cagayan issued a tax assessment against Smart for alleged local franchise tax. In 2011, Smart appealed the assessment to the Regional Trial Court, or RTC, of Makati on the ground that Smart cannot be held liable for local franchise tax mainly because it has no sales office within the Province of Cagayan pursuant to Section 137 of the Local Government Code (Republic Act No. 7160). The RTC issued a TRO and a writ of preliminary injunction. On April 30, 2012, the RTC rendered a decision nullifying the tax assessment. The Province of Cagayan was also directed to cease and desist from imposing local franchise taxes on Smart’s gross receipts. The Province of Cagayan then appealed to the Court of Tax Appeals, or CTA. In a Decision promulgated on July 25, 2013, the CTA ruled that the franchise tax assessment is null and void for lack of legal and factual justifications. Cagayan’s Motion for Reconsideration was denied. Cagayan then appealed before the CTA En Banc. The CTA En Banc issued a Decision dated December 8, 2015 affirming the nullity of the tax assessment. On January 26, 2016, the Province of Cagayan filed a Partial Motion for Reconsideration, praying among others, that the Court enter a new decision declaring as valid and legal the tax assessment issued by Province of Cagayan to Smart. The CTA En Banc then issued a Resolution dated June 22, 2016 denying the Partial Motion for Reconsideration filed by the Province of Cagayan for lack of merit. On July 31, 2016, the Decision dated December 8, 2015 became final and executory and recorded in the book of entries of judgement of the CTA.

In 2016, Cagayan issued another local franchise tax assessment against Smart covering years 2011-2015. Using the same grounds in the first case, Smart appealed the assessment with the RTC of Tuguegarao where the case is pending. The RTC then directed the parties to file their respective Memorandum within 30 days from date of receipt. Smart filed its Memorandum on November 7, 2018. On November 29, 2021, the RTC rendered its Decision dismissing the appeal of Smart for lack of jurisdiction without prejudice. Smart has filed its Motion for Reconsideration last February 2, 2022.

The City of Makati sent letters to Smart for alleged franchise tax liability. Smart, through a Letter Protest, replied and refuted the alleged franchise tax liability on the ground that Makati is imposing tax on revenues outside its jurisdiction. However, the City of Makati failed to act on the protest; hence, Smart filed a Petition for Review with the RTC of Makati City. The City of Makati refused to issue assessments and business permits of Smart’s head office and its branches within the city. Smart filed with the RTC of Makati Petitions for Mandamus with Consignation and Application for the Issuance of Writ of Preliminary Injunction to compel the City of Makati to undertake its ministerial duty to act upon, approve, and consequently issue the physical Business Permits of Smart.

On February 27, 2023, while the Petitions were still pending, the City of Makati issued a Closure Order that was posted at Smart’s head office. On February 28, 2023, Smart submitted its accounting records to reconcile against assessments issued by the City of Makati. On March 2, 2023, Smart and the City of Makati, executed a Compromise Agreement that will be the subject of joint motions to be filed and submitted to the respective RTC for decision with a prayer to approve the compromise agreement and cancel the assessment. The RTC has yet to act upon and issue its decision on whether to approve the Compromise Agreement.

Based on management’s assessment, appropriate provisions were made in the books. However, management has decided not to disclose further details as it may prejudice Smart's position in the ongoing proceedings.

Digitel’s Local Government Unit, or LGU, Assessments

Digitel is discussing with various LGUs, as to the settlement of its local taxes.

DMPI vs. City of Trece Martires

In 2010, DMPI petitioned to declare void the City of Trece Martires ordinance of imposing tower fee of Php150 thousand for each cell site every year. Application for the issuance of a preliminary injunction by DMPI is pending resolution as of date.

ACeS Philippines’ Withholding Tax Assessments

ACeS Philippines has a pending case with the Supreme Court (ACeS Philippines Satellite Corporation vs. Commissioner of Internal Revenue Supreme Court G.R. No. 226680) for alleged 2006 deficiency withholding tax. On July 23, 2014, the CTA Second Division affirmed the assessment of the Commissioner of Internal Revenue for deficiency basic withholding tax, surcharge plus deficiency interest, and delinquency interest amounting to Php87 million. On November 18, 2014, ACeS Philippines filed a Petition for Review with the CTA En Banc. On August 16, 2016, the CTA En Banc also affirmed the assessment with finality. On October 19, 2016, ACeS Philippines filed a petition before the Supreme Court assailing the decision of the CTA. On February 23, 2017 and March 15, 2017, respectively, the Company paid a compromise settlement amounting to Php27 million and filed a formal request for compromise of tax liabilities before the Bureau of Internal Revenue, or BIR, while the case is pending before the Supreme Court.

On February 19, 2021, ACeS Philippines entered into an amicable settlement with the BIR pursuant to the provisions of the Civil Code of the Philippines and paid an additional compromise settlement amounting to Php20 million. On April 18, 2021, the Commissioner of Internal Revenue signed the judicial compromise agreement. The corresponding Certificate of Availment (Compromise Settlement) was issued by the BIR. On July 21, 2022, Parties filed with the Supreme Court a Joint Motion for Judgment based on Judicial Compromise Agreement. On January 31, 2023, ACeS Philippines received the Decision of the Supreme Court dated August 31, 2022 affirming the decision of the CTA En Banc. On February 15, 2023, Aces Philippines filed its Motion for Reconsideration praying to consider the Joint Motion for Judgment based on Judicial Compromise Agreement filed on July 21, 2022.

Arbitration with Eastern Telecommunications Philippines, Inc., or ETPI

Since 1990 up to the present, PLDT and ETPI have been engaged in legal proceedings involving a number of issues in connection with their business relationship. Among PLDT’s claims against ETPI are ETPI’s alleged uncompensated bypass of PLDT’s systems from July 1, 1998 to November 28, 2003; unpaid access charges from July 1, 1999 to November 28, 2003; and non-payment of applicable rates for Off-Net and On-Net traffic from January 1, 1999 to November 28, 2003 arising from ETPI’s unilateral reduction of its rates for the Philippines-Hong Kong traffic stream through Hong Kong REACH-ETPI circuits. ETPI’s claims against PLDT, on the other hand, involve an alleged Philippines-Hong Kong traffic shortfall for the period July 1, 1998 to November 28, 2003; unpaid share of revenues generated from PLDT’s activation of additional growth circuits in the Philippines-Singapore traffic stream for the period July 1, 1999 to November 28, 2003; under reporting of ETPI share of revenues under the terms of a Compromise Agreement for the period January 1, 1999 to November 28, 2003 (which ETPI is seeking to retroact to February 6, 1990); lost revenues arising from PLDT’s blocking of incoming traffic from Hong Kong from November 1, 2001 up to November 2003; and lost revenues arising from PLDT’s circuit migration from January 1, 2001 up to December 31, 2001.

While the parties have entered into Compromise Agreements in the past (one in February 1990 and another in March 1999), said agreements have not put to rest the issues between them. To avoid protracted litigation and to preserve their business relationship, PLDT and ETPI agreed to submit their differences and issues to voluntary arbitration. On April 16, 2008, PLDT and ETPI signed an Arbitration Settlement Agreement and submitted their respective Statement of Claims and Answers. Subsequent to such submissions, PLDT and ETPI agreed to suspend the arbitration proceedings. ETPI’s total claim against PLDT is about Php2.9 billion while PLDT’s total claim against ETPI is about Php2.8 billion.

In an agreement, PLDT and Globe have agreed that they shall cause ETPI, within a reasonable time after May 30, 2016, to dismiss Civil Case No. 17694 entitled Eastern Telecommunications Philippines, Inc. vs. Philippine Long Distance Telephone Company, and all related or incidental proceedings (including the voluntary arbitration between ETPI and PLDT), and PLDT, in turn, simultaneously, shall withdraw its counterclaims against ETPI in the same entitled case, all with prejudice. As of date of this report, there are no changes on the status of the case.

Department of Labor and Employment, or DOLE, Compliance Order, or Order, to PLDT

In a series of orders including a Compliance Order issued by the DOLE Regional Office on July 3, 2017, which was partly affirmed by DOLE Secretary Silvestre Bello, III, or DOLE Secretary, in his resolutions dated January 10, 2018 and April 24, 2018, the DOLE had previously ordered PLDT to regularize 7,344 workers from 38 of PLDT’s third party service contractors. PLDT questioned these “regularization orders” before the CA, which led to the July 31, 2018 Decision of the CA.

In sum, the CA: (i) granted PLDT’s prayer for an injunction against the regularization orders; (ii) set aside the regularization orders insofar as they declared that there was labor-only contracting of the following functions: (a) janitorial services, messengerial and clerical services; (b) information technology, or IT, firms and services; (c) IT support services, both hardware and software, and applications development; (d) back office support and office operations; (e) business process outsourcing or call centers; (f) sales; and (g) medical, dental engineering and other professional services; and (iii) remanded to the DOLE for further proceedings, the matters of: (a) determining which contractors, and which individuals deployed by these contractors, are performing installation, repair and maintenance, or IRM, of PLDT lines which individuals will be covered by the regularization orders because they are performing the core functions of PLDT; and (b) properly computing monetary awards for benefits such as unpaid overtime or 13th month pay, which in the regularization orders amounted to Php51.8 million.

The CA agreed with PLDT’s contention that the DOLE Secretary’s regularization order was “tainted with grave abuse of discretion” because it did not meet the “substantial evidence” standards set out by the Supreme Court in landmark jurisprudence. The Court also said that the DOLE’s appreciation of evidence leaned in favor of the contractor workers, and that the DOLE Secretary had “lost sight” of distinctions involving the labor law concepts of “control over means and methods,” and “control over results.”

On August 20, 2018, PLDT filed a motion seeking a partial reconsideration of that part of the CA decision, which ordered a remand to the Office of the Regional Director of the DOLE-National Capital Region of the matter of the regularization of individuals performing installation, repair and maintenance, or IRM, services. In its motion, PLDT argued that the fact-finding process contemplated by the Court’s remand order is actually not part of the visitorial power of the DOLE (i.e., the evidence that will need to be assessed cannot be gleaned in the ‘normal course’ of a labor inspection) and is therefore, outside the jurisdiction of the DOLE Secretary.

PLDT also questioned that part of the CA ruling which seems to conclude that all IRM jobs are “regular or core functions of PLDT.” It argued that the law recognizes that some work of this nature can be project-based or seasonal in nature. Instead of the DOLE, PLDT suggested that the National Labor Relations Commission – a tribunal with better fact-finding powers – take over from the DOLE to determine whether the jobs are in fact IRM, and if so, whether they are “regular” or can be considered project-based or seasonal.

Both adverse parties, the PLDT rank-and-file labor union Manggagawa sa Komunikasyon ng Pilipinas, or MKP, and the DOLE filed Motions for Reconsideration.

On February 14, 2019, the CA issued a Resolution denying all Motions for Reconsideration and upheld its July 31, 2018 Decision. After filing a Motion for Extension of Time on March 7, 2019, PLDT filed on April 5, 2019 a Petition for Review with the Supreme Court, questioning only one aspect of the CA decision i.e. its order remanding to the DOLE the determination of which jobs fall within the scope of “installation, repair and maintenance,” without however a qualification as to the “project” or “seasonal” nature of those engagements. The Supreme Court has consolidated PLDT’s Petition with the separate Petitions for Review filed by the DOLE and MKP. On February 17, 2020, PLDT submitted its Comment on the Petitions for Review filed by the DOLE Secretary and MKP. PLDT also received the Comment filed by MKP and the DOLE Secretary dated January 13, 2020 and September 3, 2020, respectively. On September 10, 2020, PLDT filed a Motion for Leave and for Time to File a Consolidated Reply (re: MKP’s Comment dated January 13, 2020 and DOLE Secretary’s Comment dated September 3, 2020). On December 23, 2020, PLDT filed its Reply to the Comment submitted by MKP and the DOLE Secretary. On March 11, 2021, PLDT received DOLE’s Reply dated March 2, 2021. To date, the consolidated petitions filed by PLDT, DOLE and MKP are pending resolution with the Supreme Court.

Attys. Baquiran and Tecson vs. NTC, et al.

This is a Petition for Mandamus filed on October 23, 2018 by Attys. Joseph Lemuel Baligod Baquiran and Ferdinand C. Tecson against the Respondents NTC, the PCC, Liberty, BellTel, Globe, PLDT and Smart. Briefly, the case involves the 700 MHz frequency, among others, or Subject Frequencies, that was originally assigned to Liberty and which eventually became subject of the Co-Use Agreement between Globe, on the one hand, and PLDT and Smart, on the other, or the Co-Use Agreement.

The Petition prayed that: (a) a Temporary Restraining Order, or TRO, /Writ of Preliminary Injunction, or WPI, be issued to enjoin and restrain Globe, PLDT and Smart from utilizing and monopolizing the Subject Frequencies and the NTC from bidding out or awarding the frequencies returned by PLDT, Smart and Globe; (b) the NTC’s conditional assignment of the Subject Frequencies be declared unconstitutional, illegal and void; (c) alternatively, Liberty and its successors-in-interest be divested of the Subject Frequencies and the same be reverted to the State; (d) Liberty be declared to have transgressed Section 11 (1), Article XVI of the Constitution; (e) Liberty and its parent company be declared to have contravened paragraph 2 of Section 10, Article XII of the 1987 Constitution; (f) Liberty’s assignment of the Subject Frequencies to BellTel be declared illegal and void; (g) the Co-Use Agreement be declared invalid; (h) the NTC be found to have unlawfully neglected the performance of its positive duties; (i) the PCC be found to have unlawfully neglected the performance of its positive duties; (j) a Writ of Mandamus be issued commanding the NTC to revoke the Co-Use Agreement, recall the Subject Frequencies in favor of the State, and make the same available to the best qualified telecommunication players; (k) a Writ of Mandamus be issued commanding the PCC to conduct a full review of PLDT’s and Globe’s acquisition of all issued and outstanding shares of Vega Telecom; (l) an Investigation of NTC be ordered for possible violation of Section 3 (e) of Republic Act No. 3019 and other applicable laws; and (m) the said TRO/WPI be made permanent.

Essentially, petitioners contend that the NTC’s assignments of the Subject Frequencies of Liberty were void for failing to comply with Section 4 (c) of Republic Act No. 7925 which essentially states that “the radio frequency spectrum is a scarce public resource xxx.” Even assuming the assignments were valid, Liberty should be deemed divested of the same by operation of law (with the Subject Frequencies reverted to the State), considering that it underutilized or never utilized the Subject Frequencies in violation of the terms and conditions of the assignments. Assuming further that the NTC’s assignments of the Subject Frequencies were valid and that Liberty was not divested of the same by operation of law, still, Liberty did not validly assign the Subject Frequencies to BellTel because of the absence of Congressional approval. Petitioners conclude that since the assignments of the Subject Frequencies from the NTC to Liberty, and from Liberty to BellTel, were all illegal and void, it follows that the Subject Frequencies could not serve as the object of the Co-Use Agreement between PLDT, Smart and Globe.

On November 23, 2018, PLDT filed an Entry of Appearance on behalf of PLDT and Smart. On January 17, 2019, PLDT and Smart filed their Comment. Essentially, the Comment raised the following arguments: first, that the requisites for judicial review and for a mandamus petition are lacking; second, that there was no need for Liberty to obtain prior Congressional approval before it assigned the Subject Frequencies to BellTel; and third, that the Co-Use Agreement is valid and approved by the NTC, and did not violate the Constitution or any laws.

On January 15, 2019, PLDT received a copy of BellTel’s Comment/Opposition dated January 10, 2019. On February 12, 2019, PLDT received a copy of Globe Telecom, Inc.’s, or Globe’s Comment/Opposition dated January 21, 2019. In a Resolution dated March 19, 2019, the Supreme Court noted the aforesaid filings. As at the date of the report, however, PLDT has not received any pleadings from the OSG on behalf of the public respondents.

On June 18, 2019, the Supreme Court issued a Resolution consolidating this case with G.R. No. 230798 (Philippine Competition Commission vs. CA [Twelfth Division] and PLDT; Globe, intervenor) and G.R. No. 234969 (Philippine Competition Commission vs. PLDT and Globe). The consolidated cases were assigned to the Supreme Court Division in charge of G.R. No. 230798, the case with the lowest docket number.

Notice of Material Breach and Demand for Payment on Dito

In February 2021, PLDT and Dito entered into an agreement for the construction of a transmission facility that served as the point of interconnection for their subscribers. Under the agreement, PLDT established and managed the interconnection facility that operated as the primary physical interface for both companies. The planned facility was completed in March 2021.

On September 22, 2021, Dito filed a petition with the NTC seeking the latter’s intervention in directing Smart to grant Dito’s request for additional capacity for interconnection. In response, Smart filed an answer on October 4, 2021 stating that the petition should be denied for Dito’s failure to prevent, detect, or block International Simple Resale, or ISR,/Bypass Traffic emanating from its network and Dito’s failure to set up an effective fraud management system; and requesting for compensation for losses incurred due to these ISR/ bypass activities, in violation of its Interconnection Agreement with Smart, the provisions of R.A. No. 7925, and NTC MC No. 14-07-2000. The NTC facilitated mediation conferences on November 5, 2021, November 18, 2021, February 4, 2022, and February 16, 2022. The case remains pending with the NTC.

Following news reports on August 8, 2022 that Dito had filed a complaint with the PCC against Globe and Smart involving the same issue pending with the NTC on ISR, Smart received a subpoena duces tecum dated December 7, 2022 from the PCC Competition Enforcement Office in relation to an ongoing full administrative investigation involving the telecommunications industry. The subpoena notified Smart that it was the subject of ongoing investigation pursuant to Section 2.9 of the 2017 PCC Rules of Procedure, involving allegations of violations by Smart of Section 14(b)(1), 15(b), 15(c) and 15(i) of the Philippine Competition Act. Smart was directed to submit its corporate documents, documents and information pertaining to its operations as a PTE and its relationship with other PTEs, and documents and information on ISR. to the PCC on January 23, 2023, followed by the submission of a supplemental submission on January 27, 2023. As of the date of this report, Smart has not received any other notices from the PCC with regards to this investigation.

On October 6, 2022, PLDT served a Notice of Material Breach and Demand for Payment on Dito which refused to pay the outstanding balance of Php430 million for contracted services provided by PLDT in relation to the building and provisioning of transmission facilities used by Dito to deliver telecommunication services to its subscribers.

Class Action Suit Against PLDT

On February 6, 2023, plaintiff Sophia Olsson filed a putative class action suit in the United States District Court for the Central District of California alleging that PLDT, Inc. and nine of its current and former directors and officers (collectively, the “Defendants”) made materially false and misleading statements regarding capital expenditures during the period 2019 to

2022. Plaintiff asserts claims under Sections 10(b) and 20(a) of the United States Securities and Exchange Act of 1934 (and related rules) but does not specify purported damages. While a complaint was filed, no Defendant has been served and there has been no other activity in the matter. Due to the early stage of this matter and uncertainties related to class certification and potential amounts to be claimed by the class, PLDT is unable to determine if any liability will arise or estimate the range of any potential liability. The Company plans to vigorously defend against the allegations.

Other disclosures required by IAS 37, Provisions, Contingent Liabilities and Contingent Assets, were not provided as it may prejudice our position in on-going claims, litigations and assessments. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Provision for legal contingencies and tax assessments.